Combined Statements of Operations - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated Statements of Operations [Abstract]
Revenue		$ 4,884,241	$ 3,224,796	$ 2,674,032
Operating expenses:
Direct operating costs		2,623,857	1,576,759	1,370,450
Selling, general and administrative expenses		1,771,513	1,026,677	637,109
Depreciation and amortization		457,925	224,051	133,619
Goodwill and intangible impairment charges			21,529
Total operating expenses		4,853,295	2,849,016	2,141,178
Operating income		30,946	375,780	532,854
Other income (expenses):
Interest expense, net		(235,792)	(229,605)	(134,084)
Other income (expense), net		(5,359)	20,808	(30,685)
(Loss) income before income taxes and equity earnings of affiliates		(210,205)	166,983	368,085
Provision for income taxes		37,255	33,196	15,895
(Loss) Income before equity income of affiliates		(247,460)	133,787	352,190
Equity income of affiliates, net of tax		(1,783)	(9,212)	(7,388)
Net (loss) income		(245,677)	142,999	359,578
Less: Net (loss) income attributable to non-controlling interests		(255,085)	(80,477)	15,211
Less: Net income attributable to TKO Operating Company, LLC and the Acquired Businesses prior to the Transactions		0	258,703	344,367
Net income (loss) attributable to TKO Group Holdings, Inc.		$ 9,408	$ (35,227)	$ 0
Basic net earnings (loss) per share of Class A common stock	[1]	$ 0.12	$ (0.43)
Diluted net earnings (loss) per share of Class A common stock	[1]	$ 0.02	$ (0.43)
Weighted average number of common shares used in computing basic earnings (loss) per share		81,340,472	82,808,019
Weighted average number of common shares used in computing diluted net earnings (loss) per share		171,874,540	82,808,019

[1]	Basic and diluted net earnings (loss) per share of Class A common stock is applicable only for the period from September 12, 2023 through December 31, 2024, which is the period following the Transactions (as defined in Note 1 to the audited combined financial statements). See Note 12 for the calculation of the number of shares used in computation of net earnings (loss) per share of Class A common stock and the basis for computation of net earnings (loss) per share.